Credit Risk - Summary of Other Segments Exposures by Credit Rating (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 97,764	£ 86,441
Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	90,005	83,098
Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,739	2,879
Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,020	464
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,389	14,580
Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,910	12,646
Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,479	1,934
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,692	47,632
Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,250	39,614
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	857
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	275	289
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,683	24,229
Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,446	13,254
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,152	6,057
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,085	4,918
Internal grade 9
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,187	41,896
Internal grade 9 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,187	41,896
Internal grade 9 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	541	664
Internal grade 9 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	174	281
Internal grade 9 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	367	383
Internal grade 9 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,534	40,001
Internal grade 9 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	934
Internal grade 9 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,867	37,359
Internal grade 9 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	497	542
Internal grade 9 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,168	1,166
Internal grade 9 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	112	1,231
Internal grade 9 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 9 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	112	1,231
Internal grade 8
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,997	13,376
Internal grade 8 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,914	13,376
Internal grade 8 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	83	0
Internal grade 8 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,270	3,178
Internal grade 8 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,826	2,356
Internal grade 8 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	444	822
Internal grade 8 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,628	6,518
Internal grade 8 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,001	3,036
Internal grade 8 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,383	2,255
Internal grade 8 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	200	246
Internal grade 8 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,044	981
Internal grade 8 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,099	3,680
Internal grade 8 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	468	25
Internal grade 8 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 8 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,631	3,655
Internal grade 7
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,645	6,490
Internal grade 7 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,584	6,464
Internal grade 7 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	61	26
Internal grade 7 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,906	5,137
Internal grade 7 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,267	4,419
Internal grade 7 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	639	718
Internal grade 7 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,052	529
Internal grade 7 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,814	90
Internal grade 7 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9	43
Internal grade 7 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	229	396
Internal grade 7 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 7 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,687	824
Internal grade 7 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,288	798
Internal grade 7 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65	0
Internal grade 7 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,334	26
Internal grade 6
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,806	7,132
Internal grade 6 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,541	6,940
Internal grade 6 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	265	192
Internal grade 6 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,905	4,569
Internal grade 6 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,882	4,558
Internal grade 6 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23	11
Internal grade 6 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47	184
Internal grade 6 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	25
Internal grade 6 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	41	29
Internal grade 6 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	130
Internal grade 6 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 6 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,854	2,379
Internal grade 6 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,640	1,953
Internal grade 6 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	214	426
Internal grade 6 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,045	9,463
Internal grade 5 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,136	8,714
Internal grade 5 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	909	749
Internal grade 5 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,529	842
Internal grade 5 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,523	842
Internal grade 5 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	0
Internal grade 5 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Internal grade 5 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Internal grade 5 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 5 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,516	8,620
Internal grade 5 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,820	4,833
Internal grade 5 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	696	3,787
Internal grade 5 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,361	5,547
Internal grade 4 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,029	4,175
Internal grade 4 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,332	1,372
Internal grade 4 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	157	75
Internal grade 4 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	157	75
Internal grade 4 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 4 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,204	5,472
Internal grade 4 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,518	3,896
Internal grade 4 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,684	1,574
Internal grade 4 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	2
Internal grade 3 to 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,355	1,801
Internal grade 3 to 1 | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	431	814
Internal grade 3 to 1 | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,904	523
Internal grade 3 to 1 | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,020	464
Internal grade 3 to 1 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81	115
Internal grade 3 to 1 | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81	115
Internal grade 3 to 1 | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	111
Internal grade 3 to 1 | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Internal grade 3 to 1 | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	110
Internal grade 3 to 1 | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Internal grade 3 to 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	1,575
Internal grade 3 to 1 | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,790	1,450
Internal grade 3 to 1 | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	484	121
Internal grade 3 to 1 | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	4
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,368	736
Other | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,183	719
Other | Stage 2
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	185	17
Other | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	431	288
Other | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Other | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	0
Other | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	275	288
Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	937	448
Other | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	922	299
Other | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9	149
Other | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 6	£ 0